PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Tables)	3 Months Ended
Oct. 31, 2024
Public Offering And Deferred Offering Costs
Schedule of deferred offering costs relating to the public offering

Cash advance to Prime	$100,000
Attorney fees	452,356
Accountant fees	49,125
Total	$569,481